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							March 5, 2018



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust VII (the "Trust")
        File Nos. 333-62166 and 811-10395
        CIK No. 0001140157

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of the prospectus and statement of additional information relating to Pioneer Global Multisector Income Fund and the form of the statement of additional information relating to Global
High Yield Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 33 to the Trust's registration statement on Form N-1A, filed electronically on February 28, 2018 (Accession No. 0000276776-18-000033).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,



/s/ Daniel J. Hynes
-------------------------
   Daniel J. Hynes
   Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820